Subsequent events (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2026 Share	Feb. 13, 2026 CAD ($) Share $ / shares shares	Jan. 31, 2026 shares	Dec. 31, 2025 USD ($) Share	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 USD ($) Share
Disclosure of non-adjusting events after reporting period [Line Items]
Proceeds from common shares | $				$ 5,079	$ 3,016	$ 3,303
Restricted share units [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of units granted				459,096	222,598	1,600,000
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Proceeds from common shares | $		$ 9,228,456.5
Number of shares issued | shares		9,396,570
Share price | $ / shares		$ 0.45
Shares issued that qualify as flow-through shares (Shares)		10,000,000
Price per flow-through share issued | $ / shares		$ 0.5
Subsequent Events [Member] | Restricted share units [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Conversion of RSUs to shares (Shares) | shares			587,497
Subsequent Events [Member] | Restricted share units [Member] | Officers [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Number of units granted	462,128